CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 2,190,972	$ 1,832,115
Accounts receivable, net	4,693,660	2,032,738
Prepaid and other current assets	52,113	74,977
Supplies	1,059,730	651,874
Total current assets	7,996,475	4,591,704
Property and equipment, net	227,004	191,810
Deposits	36,288	28,013
Loan acquisition costs	159,036	226,576
Goodwill	1,517,017	1,517,017
Total assets	9,935,820	6,555,120
Current liabilities:
Accounts payable and accrued expenses	5,579,720	2,757,670
Accrued compensation and benefits	1,558,539	1,031,748
Line of credit	528,486
Deferred revenue	902,542	381,767
Current portion of capital lease obligations	88,645	49,881
Total current liabilities	8,657,932	4,221,066
Long-term liabilities:
Convertible notes payable, net of discount of $223,250 and $364,250 at December 31, 2012 and December 31, 2011, respectively	1,576,750	1,485,750
Derivative warrant liability		126,000
Derivative additional investment rights liability		235,000
Capital lease obligations less current portion	79,358	80,735
Total long-term liabilities	1,656,108	1,927,485
Stockholders' equity (deficit):
Common stock, par value at $0.001, 33,333,333 shares authorized, 19,818,642 shares issued and outstanding at December 31, 2012 and 19,449,783 shares issued and outstanding at December 31, 2011	19,820	19,451
Additional paid-in capital	22,491,361	20,894,653
Accumulated deficit	(22,889,401)	(20,507,535)
Total stockholders' equity	(378,220)	406,569
Total liabilities and stockholders' equity	$ 9,935,820	$ 6,555,120